Pay vs Performance Disclosure	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Apr. 14, 2025	Dec. 31, 2025	Nov. 10, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compen- sation Table Total for PEO Scott (1)(2)	Compen-sation Actually Paid to PEO Scott(3)	Summary Compen- sation Table Total for PEO Meredith/Moore(2)	Compen-sation Actually Paid to PEO Meredith/Moore(2)(3)	Average Summary Compen-sation Table Total for Non- PEO NEOs(1)(2)	Average Compen- sation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Share- holder Return(4)	Net Income/(loss) (GAAP)(5)	Normalized FFO per Share
2025	$12,855,422	$15,708,611	$705,000	$631,179	$3,708,979	$3,752,737	$77.63	$181.38	($249,485)	$1.61
2024	$—	$—	$9,513,048	$19,297,086	$2,131,519	$3,109,360	$66.95	$121.23	($663,904)	$1.56
2023	$—	$—	$6,279,626	$4,729,346	$2,388,372	$1,830,641	$62.95	$95.15	($282,083)	$1.57
2022	$—	$—	$8,597,498	$162,377	$3,601,606	$952,277	$65.57	$82.75	$40,693	$1.69
2021	$—	$—	$3,243,826	$6,458,026	$1,594,637	$2,452,347	$102.50	$103.97	$66,659	$1.71

Named Executive Officers, Footnote					In accordance with applicable SEC rules, since Mr. Scott, Mr. Meredith and Ms. Moore each served as principal executive officers ("PEO") during covered fiscal years, they are each included in the table above and the footnotes that follow the tables as a PEO for the fiscal years in which they served in such capacity. Ms. Moore served as interim PEO beginning November 11, 2024 through April 14, 2025. For 2024, the summary compensation table total and compensation actually paid to Ms. Moore was $2,061,333 and $1,877,506, respectively. For each of 2021-2023, the other NEOs were J. Christopher Douglas, John M. Bryant, Jr., Robert E. Hull, and Julie F. Wilson. For 2024, the other NEOs were J. Christopher Douglas, Austen B. Helfrich, John M. Bryant, Jr., Robert E. Hull, and Julie F. Wilson.
Peer Group Issuers, Footnote					The peer group is comprised of the following companies: Community Healthcare Trust; CareTrust REIT; Global Medical REIT; Healthpeak Properties; LTC Properties Inc.; Medical Properties Trust Inc.; National Health Investors, Inc.; Omega Healthcare Investors; Sabra Health Care REIT; Diversified Healthcare Trust; Universal Health Realty Trust; Ventas, Inc.; and Welltower, Inc. Reflects the cumulative TSR of the Company and the health care REITs excluding the Company in the FTSE NAREIT All Equity REITs Index for the year ended December 31, 2021, the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ending December 31, 2024, and the five years ended December 31, 2025 assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEOs and average CAP for our other NEOs.

PEO Scott Reconciliation	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($10,336,831)	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Vest during year	$12,841,816	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$—	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$—	$—	$—	$—	$—
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$348,204	$—	$—	$—	$—
Total Adjustments	$2,853,189	$—	$—	$—	$—

PEO Meredith/Moore Reconciliation	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$—	($6,821,770)	($4,380,592)	($6,324,463)	($952,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$—	$1,313,032	$3,440,897	$3,700,178	$1,042,137
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$7,765,627	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$—	($817)	($1,114,566)	($5,435,460)	$2,268,601
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($95,218)	$5,939,490	($194,697)	($1,036,781)	$272,898
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$21,397	$1,588,476	$698,678	$661,405	$582,564
Total Adjustments	($73,821)	$9,784,038	($1,550,280)	($8,435,121)	$3,214,200

Non-PEO NEO Average Total Compensation Amount					$ 3,708,979	$ 2,131,519	$ 2,388,372	$ 3,601,606	$ 1,594,637
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,752,737	3,109,360	1,830,641	952,277	2,452,347
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEOs and average CAP for our other NEOs.

Average Non-PEO NEO Reconciliation	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($1,909,143)	($1,073,092)	($1,384,974)	($2,420,249)	($500,972)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$1,836,399	$1,058,163	$1,068,249	$1,476,823	$548,423
Increase for Fair Value of Awards Granted during year that Vest during year	$135,529	$1,102,241	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($373,465)	($49,190)	($301,323)	($1,322,857)	$493,688
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$175,898	$454,267	($108,092)	($544,489)	$172,861
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	($712,544)	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$178,539	$197,996	$168,409	$161,443	$143,710
Total Adjustments	$43,757	$977,841	($557,731)	($2,649,329)	$857,710

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount					$ 77.63	66.95	62.95	65.57	102.50
Peer Group Total Shareholder Return Amount					181.38	121.23	95.15	82.75	103.97
Net Income (Loss)					$ (249,485,000)	$ (663,904,000)	$ (282,083,000)	$ 40,693,000	$ 66,659,000
Company Selected Measure Amount | $ / shares					1.61	1.56	1.57	1.69	1.71
PEO Name	Ms. Moore	Ms. Moore	Mr. Scott	Mr. Meredith			Mr. Meredith	Mr. Meredith	Mr. Meredith
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules in Item 402(v) of Regulation S-K. For a detailed discussion of the Company's executive compensation program, including how compensation is aligned with Company performance, see “Compensation Discussion and Analysis” beginning on page 24. The Compensation and Human Capital Committee did not consider the pay versus performance data presented below in making compensation decisions for any of the years shown.
The following table sets forth information concerning the compensation of our CEO and our other Named Executive Officers compared to Company performance for the years ended December 31, 2025, 2024, 2023,
2022 and 2021.
The values reflected in this column represent the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 41. See footnotes to the SCT for further detail regarding the amounts in this column.Amounts in thousands.
The following graphs illustrate the relationship during 2021 through 2025 of the CAP to our PEO, of which there were two in 2025, and the average CAP to our other Named Executive Officers to (i) our cumulative
TSR and the cumulative TSR of the companies in the peer group; (ii) our GAAP net income;
and (iii) our Normalized FFO per share.
					The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below, in unranked fashion. The manner in which these measures, together with certain non-financial performance metrics, determine the amounts of incentive compensation paid to the Named Executive Officers is described above in Compensation Discussion and Analysis.
Measure:: 1
Pay vs Performance Disclosure
Name					Same Store Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name					Same Store NOI Growth
Measure:: 3
Pay vs Performance Disclosure
Name					Multi-tenant occupancy
Measure:: 4
Pay vs Performance Disclosure
Name					Normalized FFO per share
Measure:: 5
Pay vs Performance Disclosure
Name					FAD per share
Measure:: 6
Pay vs Performance Disclosure
Name					Relative three-year TSR
Measure:: 7
Pay vs Performance Disclosure
Name					Dividend Payout Ratio
Scott [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 12,855,422
PEO Actually Paid Compensation Amount					15,708,611
Meredith/Moore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					705,000	$ 9,513,048	$ 6,279,626	$ 8,597,498	$ 3,243,826
PEO Actually Paid Compensation Amount					631,179	19,297,086	4,729,346	162,377	6,458,026
PEO | Scott [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,853,189
PEO | Scott [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,336,831)
PEO | Scott [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,841,816
PEO | Scott [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					348,204
PEO | Scott [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Meredith/Moore [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(73,821)	9,784,038	(1,550,280)	(8,435,121)	3,214,200
PEO | Meredith/Moore [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(6,821,770)	(4,380,592)	(6,324,463)	(952,000)
PEO | Meredith/Moore [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	1,313,032	3,440,897	3,700,178	1,042,137
PEO | Meredith/Moore [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(817)	(1,114,566)	(5,435,460)	2,268,601
PEO | Meredith/Moore [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	7,765,627	0	0	0
PEO | Meredith/Moore [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(95,218)	5,939,490	(194,697)	(1,036,781)	272,898
PEO | Meredith/Moore [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
PEO | Meredith/Moore [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					21,397	1,588,476	698,678	661,405	582,564
PEO | Meredith/Moore [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					43,757	977,841	(557,731)	(2,649,329)	857,710
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,909,143)	(1,073,092)	(1,384,974)	(2,420,249)	(500,972)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,836,399	1,058,163	1,068,249	1,476,823	548,423
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(373,465)	(49,190)	(301,323)	(1,322,857)	493,688
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					135,529	1,102,241	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					175,898	454,267	(108,092)	(544,489)	172,861
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(712,544)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					178,539	197,996	168,409	161,443	143,710
Non-PEO NEO | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0	$ 0